Unaudited Condensed Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares
Statement of Comprehensive Income [Abstract]
Live streaming - consumable virtual items revenue	¥ 291,111	$ 42,389	¥ 445,339
Live streaming - time based virtual items revenue	5,511	802	7,465
Technical services	7,669	1,117	10,641
Total revenues	304,291	44,308	463,445
Cost of revenues	(264,195)	(38,470)	(348,969)
Gross profit	40,096	5,838	114,476
Operating expenses
Sales and marketing expenses	(209)	(30)	(584)
General and administrative expenses	(17,309)	(2,520)	(19,108)
Recovery of (provision for) doubtful accounts	(861)	(125)	259
Research and development expenses	(16,810)	(2,448)	(16,815)
Total operating expenses	(35,189)	(5,123)	(36,248)
Income from operations	4,907	715	78,228
Change in fair value of contingent consideration	(4,518)	(658)	4,740
Change in fair value of warrants liability	(1,932)	(281)	4,499
Change in fair value of investment in marketable security	1,578	230	461
Investment income (loss)	(218)	(32)	251
Interest income	437	64	496
Interest expense	(33)	(5)
Other expenses, net	171	25	60
Foreign exchange gain (loss), net	(33)	(5)	60
Income (loss) before income taxes	359	53	88,795
Income tax expenses	(5,894)	(858)	(5,569)
Net income (loss)	(5,535)	(805)	83,226
Less: net loss attributable to noncontrolling interest	(2,385)	(347)
Net income (loss) attributable to the Company’s shareholders	(3,150)	(458)	83,226
Other comprehensive income (loss)
Other comprehensive income (loss) - foreign currency translation adjustment	13	2	(36)
Comprehensive income (loss)	(5,522)	(803)	83,190
Less: comprehensive loss attributable to non-controlling interests	(2,385)	(347)
Comprehensive income (loss) attributable to the Company’s shareholders	¥ (3,137)	$ (456)	¥ 83,190
Weighted average number of shares
Basic (in Shares)	40,447,415	40,447,415	35,612,100
Diluted (in Shares)	40,447,415	40,447,415	35,612,100
Earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.08)	$ (0.01)	¥ 2.34
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.08)	$ (0.01)	¥ 2.34
Net income (loss) attributable to the Company’s shareholders	¥ (3,150)	$ (458)	¥ 83,226
Less:
Change in fair value of contingent consideration	(4,518)	(658)	4,740
Change in fair value of warrants liability	(1,932)	(281)	4,499
Share based compensation	(1,893)	(276)	(3,726)
Adjusted net income attributable to the Company’s shareholders*	¥ 5,193	$ 757	¥ 77,713
Adjusted net income attributable to the Company’s shareholders per ordinary share*
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.13	$ 0.02	¥ 2.18
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.13	$ 0.02	¥ 2.18